Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment

13            Property, plant and equipment

.	December 31, 2022	December 31, 2021
IT equipment	37,963	35,230
Furniture and fixtures	5,064	6,283
Leasehold improvements (a)	12,226	16,051
Property, plant and equipment in progress	13	157
Total	55,266	57,721

(a)     Improvements are depreciated on a straight-line basis over the duration of the lease agreement.

The changes in the balances are as follows:

.	IT equipment	Furniture and fixtures	Vehicles	Leasehold improvements	In progress	Hardware devices	Total
Cost:
Balance as of December 31, 2020	34,852	12,941	86	28,292	222	487	76,880
Exchange rate changes	386	176	-	375	37	-	974
Spin-off	(128)	(4)	-	-	(313)	(625)	(1,070)
Addition due to business combination (note 9.1.c)	7,379	1,018	-	752	-	-	9,149
Additions	22,527	301	-	1,052	1,724	138	25,742
Disposals	(1,376)	(563)	(86)	(909)	(160)	-	(3,094)
Transfers	-	-	-	1,353	(1,353)	-	-
Balance as of December 31, 2021	63,640	13,869	-	30,915	157	-	108,581
Exchange rate changes	(1,308)	(289)	-	(553)	-	-	(2,130)
Addition due to business combination (note 9.2.c, 9.3.c, 9.4.c and 9.5.c)	2,822	526	-	313	-	-	3,661
Additions	18,777	317	-	95	154	-	19,343
Disposals	(8,390)	(4,115)	-	(9,554)	(30)	-	(22,089)
Transfers	6	-	-	262	(268)	-	-
Balance as of December 31, 2022	75,547	10,308	-	21,498	13	-	107,366

Depreciation:
Balance as of December 31, 2020	(19,445)	(6,577)	(59)	(11,832)	-	(196)	(38,109)
Exchange rate changes	(214)	(42)	-	57	-	-	(199)
Spin-off	10	2	-	-	-	280	292
Additions	(9,625)	(1,451)	(5)	(3,908)	-	(84)	(15,073)
Disposals	864	482	64	819	-	-	2,229
Balance as of December 31, 2021	(28,410)	(7,586)	-	(14,864)	-	-	(50,860)
Exchange rate changes	775	104	-	162	-	-	1,041
Additions	(16,645)	(1,405)	-	(3,401)	-	-	(21,451)
Disposals	6,696	3,643	-	8,831	-	-	19,170
Balance as of December 31, 2022	(37,584)	(5,244)	-	(9,272)	-	-	(52,100)
Balance as of:
December 31, 2021	35,230	6,283	-	16,051	157	-	57,721
December 31, 2022	37,963	5,064	-	12,226	13	-	55,266

The Group does not have property, plant or equipment pledged as collateral.